Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 05, 2022
Earnings (Loss) Per Share [Abstract]
Ordinary shares, shares issued	65,000,000		2,814,895
Shares reverse stock split	6,500,000	1,251,462
Conversion ratio	4.82
Conversion of preference shares into ordinary shares	4.82
Number of shares dilutive in future	3,769,602	12,514,617